HATTERAS ALTERNATIVE MUTUAL FUNDS TRUST

Hatteras Long/Short Debt Fund
(the “Fund)

Class A Shares
Institutional Class Shares
May 17, 2013

Supplement to the Prospectus and Summary Prospectus, each dated April 30, 2013

Effective immediately, the following sections of the Prospectus and Summary Prospectus are modified as described below.

The seventh through eleventh paragraphs of the section titled “Principal Investment Strategies,” which can be found on pages 24–25 of the Prospectus and pages 4–5 of the Summary Prospectus are deleted and replaced with the following:

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Multi-Strategy / Relative Value. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Investments’ exposures to interest rate and other general market risks.

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Credit Arbitrage. The Underlying Investments may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.

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Fixed Income – Corporate. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Investments’ exposures to interest rate and other general market risks.

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Fixed Income – Sovereign. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Investments’ exposures to interest rate and other general market risks.

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Fixed Income and High Yield (High-Risk) Investment Strategies. The Underlying Investments may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Underlying Investments may invest in debt securities that fall below investment grade debt — commonly “junk bonds.” These strategies are intended to generate capital gains and/or income in both rising and falling interest rate environments.

Because the value of fixed-income and fixed–income related securities may be significantly affected by changes in interest rates, the Advisor also evaluates the duration of the fixed-income instruments held by each Underlying Investment to determine its exposure to changes in interest rates. The Advisor considers its expectations for any changes in interest rates and actively manages the Fund’s asset allocation to mitigate the Fund’s interest rate risk by favoring shorter duration instruments when the Advisor anticipates that interest rates will increase and longer duration instruments when the Advisor anticipates that interest rates will decline.

The following paragraph is inserted immediately after the first paragraph of the section titled “Principal Investment Strategies and Policies,” which can be found on page 46 of the Prospectus:

Because the value of fixed-income and fixed–income related securities may be significantly affected by changes in interest rates, the Advisor evaluates each Underlying Investment’s exposure to interest rate risk based on the duration of the fixed-income instruments held by such Underlying Investment. In determining the Fund’s allocation of assets among one or more Underlying Investments, the Advisor considers its expectations for any changes in interest rates and actively manages the Fund’s asset allocation to mitigate the Fund’s interest rate risk. For example, when the Advisor anticipates that interest rates will increase, the Advisor would favor Underlying Investments with shorter duration instruments, and when the Advisor anticipates that interest rates will decrease, the Advisor would factor Underlying Investments with longer duration instruments.

The fifth through ninth paragraphs (as counted prior to the insertion of the above paragraph) of the section titled “Principal Investment Strategies,” which can be found on pages 47–48 of the Prospectus are deleted and replaced with the following:

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Multi-Strategy / Relative Value. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on realization of a spread between related yield instruments in which one or multiple components of the spread contains a fixed income, derivative, equity, real estate, MLP or combination of these or other instruments.  Strategies are typically quantitatively driven to measure the existing relationship between instruments and, in some cases, identify attractive positions in which the risk adjusted spread between these instruments represents an attractive opportunity for the investment manager. In many cases these long and/or short strategies may exist as distinct strategies across which a vehicle allocates directly, or may exist as related strategies over which a single individual or decision-making process manages. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Investments’ exposures to interest rate and other general market risks.

o
Credit Arbitrage. The Underlying Investments may employ long and/or short strategies designed to isolate attractive opportunities in corporate fixed income securities; these include both senior and subordinated claims as well as bank debt and other outstanding obligations, structuring positions with little or no broad credit market exposure.   These strategies may also contain limited exposure to government, sovereign, equity, convertible or other obligations, but the focus of the strategy is primarily on fixed corporate obligations and other securities held as a component of positions within these structures. Managers typically employ fundamental credit analysis to evaluate the likelihood of an improvement in the issuer's creditworthiness.  In most cases, securities trade in liquid markets and managers are only infrequently or indirectly involved with company management.

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Fixed Income – Corporate. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a corporate fixed income instrument.  These strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple corporate bonds or between a corporate and risk-free government bond. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Investments’ exposures to interest rate and other general market risks.

o
Fixed Income – Sovereign. The Underlying Investments may employ long and/or short strategies designed to take advantage of an investment thesis which is predicated on the realization of a spread between related instruments in which one or multiple components of the spread is a sovereign fixed income instrument.  These strategies employ an investment process designed to isolate attractive opportunities between a variety of fixed income instruments, typically realizing an attractive spread between multiple sovereign bonds or between a corporate and risk free government bond. These strategies typically employ multiple investment processes including both quantitative and fundamental discretionary approaches, and relative to other sub-strategies, have the most significant top-down macro influences relative to the more idiosyncratic fundamental approaches employed. By using long and/or short investments to attempt to isolate exposure to the spread, these strategies seek to mitigate or profit from the Underlying Investments’ exposures to interest rate and other general market risks.

o
Fixed Income and High Yield Investment Strategies. The Underlying Investments may employ long and/or short strategies designed to take advantage of deeply discounted debt securities of companies that appear to have significant upside potential.  The Underlying Investments may invest long and or short in debt securities that fall below investment grade debt — commonly “junk bonds.” Additionally, the Underlying Investments may invest in mortgage-backed and other fixed income securities of higher credit quality, and derivative securities of traditional fixed income instruments. These strategies are intended to generate capital gains and/or income in both rising and falling interest rate environments.

Please retain this Supplement with your Prospectus and Summary Prospectus for future reference.